Average headcount and number of branches	6 Months Ended
Jun. 30, 2021
Average headcount and number of offices
Average headcount and number of branches	Average headcount and number of branches
The average number of employees at Banco Santander and Grupo Santander, by gender, in the six-month periods ended 30 June 2021 and 2020 is as follows:

Average headcount
	Bank		Group
	30-06-2021	30-06-2020	30-06-2021	30-06-2020
Men	12,682	13,942	87,382	88,763
Women	11,979	12,681	103,108	106,398
	24,661	26,623	190,490	195,161

The number of branches at 30 June 2021 and 31 December 2020 is as follow:

Number of branches
	Group
	30-06-2021	31-12-2020
Spain	1,997	2,989
Group	8,076	8,247
	10,073	11,236